Income Taxes - Schedule of Provision for Income Tax (Details) (10-K) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Book income (loss)	$ (6,385,600)	$ (1,493,400)
Stock for services	929,600	32,800
Amortization	38,400	(33,100)
Contingent liability		(45,000)
Unrealized gain on cryptocurrency	(34,000)	(31,900)
Meals and entertainment	15,900	12,400
Non-cash interest expense	765,700	315,800
Depreciation	(821,700)	(7,200)
Related party accruals	8,500	1,500
Related party accrued payroll	(2,000)	174,600
Gain on deconsolidation of WG LATAM	(16,100)
Gain on bargain purchase		(291,400)
(Gain)/Loss on value of derivative liabilities	(171,400)	64,300
Stock issued for loan fees		21,000
Impairment of prepaid paid for with equity	549,700
Amortization of prepaid paid for with equity	248,600	45,100
Valuation allowance	4,874,400	1,234,500
Total long-term deferred income tax assets